BALANCE SHEETS (Parenthetical) (FY) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
LIABILITIES AND STOCKHOLDERS' EQUITY
Common stock, redemption (in shares)	23,820,521	23,861,949
Stockholders' Equity
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Class A Common Stock [Member]
LIABILITIES AND STOCKHOLDERS' EQUITY
Common stock, redemption (in shares)	23,820,521	23,861,949	23,890,787
Stockholders' Equity
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	1,179,479	1,138,051
Common stock, shares outstanding (in shares)	1,179,479	1,138,051
Class B Common Stock [Member]
Stockholders' Equity
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	6,250,000	6,250,000
Common stock, shares outstanding (in shares)	6,250,000	6,250,000